Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of loss per share
	December 31, 2021	December 31, 2020	December 31, 2019
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Warrants	6,956,795	6,749,109	467,451
Share Options	3,224,859	1,693,063	1,454,943
	10,181,654	8,442,172	1,922,394